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[AIM LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   December 20, 2002



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., NW
   Washington, D.C. 20549

   Re:  Short-Term Investments Trust
        CIK No. 0000205007

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of Short-Term Investments Trust (the "Fund") that the forms of the Fund's Prospectuses and Statements of Additional Information, each dated December 18, 2002, relating to the Cash Management, Institutional, Personal Investment, Private Investment, Reserve, Resource, and Sweep Classes of each of the Government & Agency Portfolio, the Government TaxAdvantage Portfolio and the Treasury Portfolio that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 44 to the Fund's Registration Statement on Form N-1A. Post-Effective Amendment No. 44, which is the most recent Amendment to the Fund's Registration Statement, was filed electronically with the Securities and Exchange Commission on December 18, 2002.

   Please send me copies of all correspondence with respect to the certificate, or contact me at (713) 214-4567.

   Very truly yours,

   /s/ LISA A. MOSS

   Lisa A. Moss
   Counsel

A Member of the AMVESCAP Group